Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2016 by segment:

	Balance January 1, 2016	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2016
HPMS	234	52	(131)	(3)	(4)	148
SP	6	—	(2)	—	(1)	3
Corporate and Other	—	—	—	—	—	—

	240	52	(133)	(3)	(5)	151

(1)	Other changes primarily related to translation differences and internal transfers.

The total restructuring liability as of December 31, 2016 of $151 million is classified in the balance sheet under current liabilities ($129 million) and non-current liabilities ($22 million).

The utilization of the restructuring liabilities mainly reflects the execution of ongoing restructuring programs the Company initiated in earlier years.

The following table presents the changes in the position of restructuring liabilities in 2015 by segment:

	Balance January 1, 2015	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2015
HPMS	14	226	(17)	(1)	12	234
SP	5	8	(6)	—	(1)	6
Corporate and Other	21	5	(23)	(1)	(2)	—

	40	239	(46)	(2)	9	240

(1)	Other changes primarily related to translation differences and internal transfers.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Personnel lay-off costs	52	239	43
Other exit costs	19	27	1
Release of provisions/accruals	(3)	(2)	(16)

Net restructuring charges	68	264	28

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2016	2015	2014
Cost of revenue	18	18	16
Selling, general and administrative	9	155	3
Research & development	41	91	9

Net restructuring charges	68	264	28